CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 85,388	$ 54,597	$ 58,158
Cost of revenues	(35,795)	(31,314)	(22,653)
Gross profit	49,593	23,283	35,505
Operating expenses:
General and administrative expenses (including share-based compensation expense of US$3,615, US$10,479 and US$166 in 2010, 2011 and 2012)	(20,348)	(28,896)	(19,166)
Impairment loss on goodwill	0	(11,388)	0
Impairment loss on long-lived assets	0	(11,590)	0
Total operating expenses	(20,348)	(51,874)	(19,166)
Operating income (loss)	29,245	(28,591)	16,339
Interest income	84	101	798
Interest expense	(28,070)	(24,757)	(13,855)
Changes in fair value of warrant liabilities	(399)	951	365
Exchange (loss) gain	28	(851)	(855)
Other income (loss), net	507	(334)	166
Income (loss) before income tax expense	1,395	(53,481)	2,958
Income tax expense	(6,451)	(1,527)	(3,208)
Net loss from continuing operations	(5,056)	(55,008)	(250)
Discontinued operations
Income (loss) from discontinued operations (net of income tax expense of US$152, US$101 and US$399 in 2010, 2011 and 2012)	1,140	(282)	4,235
Gain on disposal of discontinued operations (net of income tax expense of US$nil, US$nil and US$959 in 2010, 2011 and 2012)	2,767
Net income (loss) from discontinued operations	3,907	(282)	4,235
Net income (loss)	(1,149)	(55,290)	3,985
Less:
Net (income) loss attributable to noncontrolling interests	(94)	9,901	(243)
Net income (loss) attributable to China Hydroelectric Corporation shareholders	(1,243)	(45,389)	3,742
- Continuing operations	(5,150)	(45,107)	(493)
- Discontinued operations	3,907	(282)	4,235
Other comprehensive income (loss), net of income tax expense
Foreign currency translation adjustments	(1,413)	20,394	11,857
Defined benefit pension plans	33	(33)
Other comprehensive income (loss)	(1,380)	20,361	11,857
Comprehensive income (loss)	(2,529)	(34,929)	15,842
Less: Comprehensive (income) loss attributable to noncontrolling interests	(85)	9,586	(243)
Comprehensive income (loss) attributable to China Hydroelectric Corporation shareholders	(2,614)	(25,343)	15,599
Net income (loss) attributable to China Hydroelectric Corporation shareholders	(1,243)	(45,389)	3,742
Less:
Cumulative dividends on Series A convertible redeemable preferred shares			(1,989)
Cumulative dividends on Series B convertible redeemable preferred shares			(1,412)
Cumulative dividends on Series C convertible redeemable preferred shares			(162)
Accretion of beneficial conversion feature on Series A convertible redeemable preferred shares			(6,990)
Accretion of beneficial conversion feature on Series B convertible redeemable preferred shares			(5,040)
Accretion of beneficial conversion feature on Series C convertible redeemable preferred shares			(222)
Loss attributable to ordinary shareholders	$ (1,243)	$ (45,389)	$ (12,073)
Net (loss) income attributable to ordinary shareholders per share (in dollars per share)	$ (0.01)	$ (0.29)	$ (0.08)
-From continuing operations - basic and diluted (in dollars per share)	$ (0.03)	$ (0.29)	$ (0.11)
-From discontinued operations - basic and diluted (in dollars per share)	$ 0.02	$ 0.00	$ 0.03
Weighted average number of ordinary shares used in computing:
Net loss attributable to ordinary shareholders per share - basic and diluted (in shares)	161,989,097	156,505,076	143,253,450
Ordinary shares
Less:
Net (loss) income attributable to ordinary shareholders per share (in dollars per share)	$ (0.01)	$ (0.29)	$ (0.08)
-From continuing operations - basic and diluted (in dollars per share)	$ (0.03)	$ (0.29)	$ (0.11)
-From discontinued operations - basic and diluted (in dollars per share)	$ 0.02	$ 0.00	$ 0.03
Weighted average number of ordinary shares used in computing:
Net loss attributable to ordinary shareholders per share - basic and diluted (in shares)	161,989,097	156,505,076	143,253,450
ADS
Less:
Net (loss) income attributable to ordinary shareholders per share (in dollars per share)	$ (0.02)	$ (0.87)	$ (0.25)
-From continuing operations - basic and diluted (in dollars per share)	$ (0.09)	$ (0.86)	$ (0.34)
-From discontinued operations - basic and diluted (in dollars per share)	$ 0.07	$ (0.01)	$ 0.09
Weighted average number of ordinary shares used in computing:
Net loss attributable to ordinary shareholders per share - basic and diluted (in shares)	53,996,366	52,168,358	47,751,150